AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Financials – 21.9%
Banks – 8.9%
Citigroup, Inc.	423,296	$39,662,835
JPMorgan Chase & Co.	269,127	79,726,182
Wells Fargo & Co.	510,458	41,158,229

		160,547,246

Capital Markets – 2.9%
Blackstone Secured Lending Fund(a)	371,384	11,717,165
S&P Global, Inc.	72,439	39,921,133

		51,638,298

Financial Services – 7.1%
Berkshire Hathaway, Inc. - Class B(b)	142,831	67,399,092
Fiserv, Inc.(b)	168,646	23,431,675
Mastercard, Inc. - Class A	53,380	30,238,169
MGIC Investment Corp.	294,343	7,623,484

		128,692,420

Insurance – 3.0%
Axis Capital Holdings Ltd.	304,105	28,537,213
MetLife, Inc.	339,668	25,797,785

		54,334,998

		395,212,962

Industrials – 17.6%
Aerospace & Defense – 3.7%
Curtiss-Wright Corp.	19,265	9,444,088
RTX Corp.	366,944	57,819,366

		67,263,454

Building Products – 2.4%
Allegion PLC	100,843	16,731,870
Carlisle Cos., Inc.(a)	27,570	9,779,355
Otis Worldwide Corp.	195,940	16,790,099

		43,301,324

Commercial Services & Supplies – 2.2%
MSA Safety, Inc.	40,910	7,276,662
Veralto Corp.	305,468	32,022,210

		39,298,872

Electrical Equipment – 1.9%
Generac Holdings, Inc.(b)	137,341	26,738,919
nVent Electric PLC	95,678	7,503,069

		34,241,988

Ground Transportation – 3.3%
CSX Corp.	452,950	16,097,843
JB Hunt Transport Services, Inc.	128,270	18,477,294
Landstar System, Inc.	63,990	8,534,346
Uber Technologies, Inc.(b)	187,440	16,447,860

		59,557,343

Company	Shares	U.S. $ Value

Machinery – 2.7%
Allison Transmission Holdings, Inc.	117,245	$10,560,257
ITT, Inc.	29,804	5,065,488
PACCAR, Inc.	111,004	10,962,755
Westinghouse Air Brake Technologies Corp.	115,388	22,160,265

		48,748,765

Professional Services – 0.7%
FTI Consulting, Inc.(b)	34,786	5,786,651
Paycom Software, Inc.	31,540	7,302,772

		13,089,423

Trading Companies & Distributors – 0.7%
MSC Industrial Direct Co., Inc. - Class A(a)	158,856	13,760,107

		319,261,276

Health Care – 16.1%
Biotechnology – 4.2%
Gilead Sciences, Inc.	286,364	32,155,814
Regeneron Pharmaceuticals, Inc.	62,653	34,174,705
United Therapeutics Corp.(b)	34,828	9,567,252

		75,897,771

Health Care Equipment & Supplies – 1.4%
GE HealthCare Technologies, Inc.	172,951	12,334,865
ResMed, Inc.	48,400	13,161,896

		25,496,761

Health Care Providers & Services – 4.4%
Cencora, Inc.	108,979	31,176,712
Elevance Health, Inc.	19,351	5,477,881
HCA Healthcare, Inc.	42,336	14,986,521
Quest Diagnostics, Inc.	162,641	27,227,730

		78,868,844

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	186,870	21,454,545

Pharmaceuticals – 4.9%
Johnson & Johnson	435,896	71,809,507
Roche Holding AG (Sponsored ADR)(a)	436,874	16,998,767

		88,808,274

		290,526,195

Information Technology – 8.7%
Communications Equipment – 1.1%
Cisco Systems, Inc.	308,210	20,982,937

Electronic Equipment, Instruments & Components – 0.8%
Zebra Technologies Corp. - Class A(b)	42,051	14,256,130

Company	Shares	U.S. $ Value

IT Services – 1.4%
Accenture PLC - Class A	96,805	$25,856,615

Semiconductors & Semiconductor Equipment – 4.9%
Lam Research Corp.	98,917	9,381,288
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	122,358	29,564,140
Texas Instruments, Inc.	272,950	49,420,327

		88,365,755

Software – 0.5%
Nice Ltd. (Sponsored ADR)(a) (b)	54,480	8,501,604

		157,963,041

Consumer Staples – 7.7%
Consumer Staples Distribution & Retail – 4.4%
Casey’s General Stores, Inc.	43,868	22,817,063
Walmart, Inc.	575,340	56,371,813

		79,188,876

Food Products – 1.0%
Mondelez International, Inc. - Class A	282,800	18,294,332

Tobacco – 2.3%
Philip Morris International, Inc.	253,278	41,550,256

		139,033,464

Consumer Discretionary – 7.4%
Automobile Components – 0.7%
BorgWarner, Inc.	334,508	12,309,894

Hotels, Restaurants & Leisure – 0.7%
Yum! Brands, Inc.	87,220	12,572,763

Specialty Retail – 5.2%
Dick’s Sporting Goods, Inc.	134,463	28,440,269
Lowe’s Cos., Inc.	86,590	19,358,926
Ross Stores, Inc.	172,181	23,509,594
Ulta Beauty, Inc.(b)	43,919	22,618,724

		93,927,513

Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. - Class B	195,894	14,631,323

		133,441,493

Energy – 6.2%
Energy Equipment & Services – 0.5%
Cactus, Inc. - Class A	221,000	9,350,510

Oil, Gas & Consumable Fuels – 5.7%
Chevron Corp.	150,741	22,858,365
ConocoPhillips	220,096	20,983,953
EOG Resources, Inc.	391,743	47,016,995
Phillips 66	90,185	11,145,062

		102,004,375

		111,354,885

Company	Shares	U.S. $ Value

Communication Services – 5.6%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	1,013,580	$27,782,228
Comcast Corp. - Class A	539,489	17,927,219

		45,709,447

Entertainment – 3.1%
Electronic Arts, Inc.	143,255	21,844,955
Walt Disney Co. (The)	282,060	33,596,167

		55,441,122

		101,150,569

Materials – 2.7%
Chemicals – 1.8%
CF Industries Holdings, Inc.	178,372	16,558,273
PPG Industries, Inc.	151,820	16,017,010

		32,575,283

Metals & Mining – 0.9%
Steel Dynamics, Inc.	128,684	16,414,931

		48,990,214

Real Estate – 1.4%
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.(b)	37,840	10,230,422

Specialized REITs – 0.8%
Public Storage	55,791	15,171,805

		25,402,227

Total Common Stocks (cost $1,368,080,926)		1,722,336,326

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $85,415,192)	85,415,192	85,415,192

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $1,453,496,118)		1,807,751,518

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(c) (d) (e) (cost $11,161,160)	11,161,160	$11,161,160

Total Investments – 100.6% (cost $1,464,657,278)(f)		1,818,912,678
Other assets less liabilities – (0.6)%		(10,920,142)

Net Assets – 100.0%		$1,807,992,536

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $380,613,487 and gross unrealized depreciation of investments was $(26,358,087), resulting in net unrealized appreciation of $354,255,400.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,722,336,326	$—	$—	$1,722,336,326
Short-Term Investments	85,415,192	—	—	85,415,192
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,161,160	—	—	11,161,160

Total Investments in Securities	1,818,912,678	—	—	1,818,912,678
Other Financial Instruments(b)	—	—	—	—

Total	$1,818,912,678	$—	$—	$1,818,912,678

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$51,089	$344,480	$310,154	$85,415	$1,632
AB Government Money Market Portfolio*	0	150,737	139,576	11,161	400
Total	$51,089	$495,217	$449,730	$96,576	$2,032

*	Investments of cash collateral for securities lending transactions.